Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of changes in right-of-use assets and lease liabilities

The change in the balances of Right-of-use assets and Lease liabilities the year ended December 31, 2020 was as follows:

	Right-of-use assets	Lease liabilities
	Office buildings
As of January 1, 2020	1,352	1,357
Additions	263	263
Derecognition	(200)	(204)
Depreciation	(328)	—
Interest expense	—	116
Payments	—	(416)
As of December 31, 2020	1,087	1,116
Including short-term portion		354

The change in the balances of Right-of-use assets and Lease liabilities the year ended December 31, 2019 was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2019	936	1,068
Additions	891	851
Derecognition	(171)	(175)
Depreciation	(304)	—
Interest expense	—	95
Payments	—	(482)
As of December 31, 2019	1,352	1,357
Including short-term portion		340